Geographic Information (Details) - Schedule of Property and Equipment, Net and Operating Lease Right-of-Use Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment, Net and Operating Lease Right-of-Use Assets [Line Items]
Total property and equipment, net and right-of-use assets	$ 21,161	$ 13,281
Israel [Member]
Schedule of Property and Equipment, Net and Operating Lease Right-of-Use Assets [Line Items]
Total property and equipment, net and right-of-use assets	17,646	10,982
United States [Member]
Schedule of Property and Equipment, Net and Operating Lease Right-of-Use Assets [Line Items]
Total property and equipment, net and right-of-use assets	3,029	1,759
Japan [Member]
Schedule of Property and Equipment, Net and Operating Lease Right-of-Use Assets [Line Items]
Total property and equipment, net and right-of-use assets	$ 486	$ 541